Description of business (Details)	12 Months Ended
Dec. 31, 2024 Employee Location Country
Product Information [Line Items]
Number of employees | Employee	41,900
Number of locations in which company operates | Location	106
Number of countries in which company operates | Country	55
Geographic Concentration Risk | United States | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	36.00%
Geographic Concentration Risk | Europe | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	52.60%
Geographic Concentration Risk | Rest of World | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	11.40%